(ICON)

Prudential
Municipal
Series Fund

New York Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
New York Series

Performance At A Glance.
During the past six months, municipal bond prices gained as inflation remained surprisingly subdued in the U.S. and demand grew in the wake of an economic crisis in Asia.
Your Prudential
Municipal Series Fund -- New York Series beat the average comparable fund tracked by Lipper Analytical Services.

Cumulative Total Returns1
As of 2/28/98
              Six     One          Five
Ten                   Since
             Months   Year         Years
Years                Inception2
Class A      5.26%    9.43%    34.10% (33.80)
N/A                 85.06%   (84.76)
Class B      5.04     8.90     31.40  (31.20)
102.11% (101.78)    192.11  (191.63)
Class C      4.91     8.63     N/A
N/A                 26.57    (26.36)
Class Z      5.31     9.54     N/A
N/A                 10.59
Lipper NY
Muni Avg.3   4.87     9.05     32.05
109.37                    ***

Average Annual Total Returns1
As of 3/31/98
               One         Five          Ten
Since
               Year        Years        Years
Inception2
Class A        7.16%    5.55% (5.52)     N/A
7.37%  (7.35)
Class B        5.12     5.62  (5.58)    7.43%
(7.41)    8.22   (8.20)
Class C        8.85     N/A              N/A
6.57   (6.52)
Class Z       10.58     N/A              N/A
7.73

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
         Total Distributions     30-Day
At Tax Rates Of
          Paid for Six Mos.     SEC Yield
36%             39.6%
Class A       $0.36               3.66%
6.16%           6.52%
Class B       $0.34               3.37
5.67            6.01
Class C       $0.32               3.12
5.25            5.56
Class Z       $0.37               3.87
6.51            6.90

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).
Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.
Class Z
shares do not carry a sales charge or a
distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
9/13/84; Class C,
8/1/94; and Class Z, 12/6/96.

3 The Lipper New York Municipal Bond fund average includes all funds in each share class for the six-month, 1-, 5-
, and 10-year
periods.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A shares
is 83.60%; for Class B is 212.07%; for Class C is
28.23%; and for
Class Z is 9.43% for all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income that is exempt from New York state, New York City and federal income taxes, while still attempting to preserve capital.
Certain shareholders
may be subject to federal alternative minimum tax.
There can
be no assurance that the Series will achieve its investment objective.

Big Apple Upgraded.

For the first time since 1988, Moody's Investors
Service
upgraded its rating of New York City general obligation bonds one notch to A-3 from Baa1, citing improved economic and financial conditions. We began increasing your Series' holdings of these bonds long before the rating change because the local economy was clearly on the road to recovery.

Strategy Session.
Asian Contagion,
Lifts Munis.

Last fall, fear that continued strong U.S.
economic growth would
ignite higher inflation gave way to concern about widespread economic difficulties in Asia. The Asian crisis prompted investors to sell Asian stocks and emerging market bonds and buy U.S. Treasury securities instead. The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also believed the Asian difficulties would help keep a lid on inflation in the U.S.,so they worried less that rising inflation would erode bond returns.

By mid-January, the Bond Buyer Revenue Bond Index, a widely watched gauge of tax-exempt yields, reached a record low of
5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since 1977.
Cash poured into Treasuries as investors were worried by news of the failure of Hong Kong's largest investment bank. Thus, developments in the Far East indirectly aided municipal bonds by boosting Treasuries.

Back at home, the U.S. economy sped along, with the Dow Jones
Industrial Average hitting successive highs above
8,000 --
and later, 9,000. The booming stock market contributed heavily to New York City's economic vitality. When
Moody's
upgraded New York City general obligation bonds in February, the agency also cited restraint in spending on social services among other factors. The bonds were last upgraded in 1988.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

What Went Well.

A Good Find.
As long-term, tax-exempt interest rates plunged in December,
New York bonds that provided solid yields grew increasingly scarce. Turning to the new issue market, we purchased New
York City Industrial Development Agency bonds that raised money for an electric and steam-generating plant located in the Brooklyn Naval Yard. These bonds were issued at attractive prices and rallied sharply as interest rates tumbled further in January. At the end of the reporting period, the bonds comprised more than 3% of your Series' total investments.

We (LOVE) New York.

Moody's decision in February to upgrade New York
City general
obligation bonds did not surprise us. We began adding these bonds to your Series' holdings back in the summer of 1996, partly because many investors (including us) expected fewer to be issued in the future as the city neared its debt limit.
Then too, we liked the bonds because the local economy was clearly recovering, helped by a vigorous financial services industry, as well as policies that spurred increased tourism and tax revenues. The bonds accounted for as much as 14% of our total investments over the past six months.

Five Largest Issuers.
8.0%    New York City
        General Obligation
5.7%    New York State
        Dorm. Authority
5.5%    NYS Urban
        Development Corp.
4.8%    NYS Urban
        Dev. State Facs.
4.6%    Metro Transportation
        Authority

Expressed as a percentage of net assets
as of 2/28/98.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

And Not So Well.
A Bumpy Finish.
The final month of the reporting period proved challenging for the bond market. For example, some investors sold municipal bonds after a speech by Federal Reserve Chairman
Alan Greenspan
dashed hopes for a federal funds rate cut in the near future.
(Bond prices typically rise after this key short-term rate is lowered.) Greenspan suggested that the U.S.
central
bank will not have to move soon because the effect of the Asian crisis will probably be enough to ward off an outbreak of inflation. In the sell-off that followed his remarks, tax-exempt bond prices fell, partially erasing sizable gains realized in January.

Looking Ahead.
U.S. economic growth is bound to slow this year because we expect struggling Asian countries will purchase fewer exports from the U.S. and flood our markets with cheaper imports. We, too, believe this dampening of economic momentum will prove sufficient to quell any incipient inflationary pressures. Furthermore, bond yields will likely fall (and prices rise) as evidence of a less robust economic expansion emerges. Our bond market outlook therefore remains decidedly positive.

President's Letter    April 3, 1998

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--97.7%
--------------------------------------------------
--------------------------------------------------
--------------------------
City of Elmira, Wtr. Impvt., Ser. B, A.M.B.A.C.
Aaa               5.95%       3/01/16   $  5,395
(e) $  5,823,309
City of New Rochelle Ind. Dev. Agcy.,
   Coll. of New Rochelle
Baa2              6.625       7/01/12        500
538,995
   Coll. of New Rochelle
Baa2              6.75        7/01/22      2,000
2,157,480
Dutchess Cnty. Res. Rec. Agcy. Rev., Solid Waste
Mgmt.,
   Ser. A, F.G.I.C.
Aaa               7.50        1/01/09      1,150
1,238,527
Islip Res. Rec., Ser. B, A.M.B.A.C., A.M.T.
Aaa               7.20        7/01/10      1,745
2,144,396
Jefferson Cnty. Ind. Dev. Agcy., Solid Waste Disp.
Rev.,
   A.M.T.
Baa1              7.20       12/01/20      1,500
1,660,935
Met. Trans. Auth. Facs. Rev.,
   Cap. Apprec., Ser. N, F.G.I.C.
Aaa              Zero         7/01/13      4,000
1,917,400
   Commuter Facs., Ser. A, F.G.I.C.
Aaa              5.60         7/01/09        500
542,905
   Commuter Facs., Ser. A, F.G.I.C.
Aaa              5.70         7/01/10      1,000
1,087,380
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.60         7/01/09      2,900
3,153,344
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.70         7/01/10      4,600
5,008,664
   Trans. Facs. Rev., Ser. N, F.G.I.C.
Aaa              Zero         7/01/12      5,575
2,823,236
Met. Trans. Auth., New York Svc. Contract,
   Cap. Apprec., Ser. 7, M.B.I.A.
Aaa             Zero          7/01/08      7,185
4,557,230
   Commuter Facs., Ser. O
Baa1              5.50        7/01/17      2,500
2,625,025
   Trans. Facs. Rev., Ser. O
Baa1              5.75        7/01/13      1,975
2,145,541
New York City Ind. Dev. Agcy., Spec. Fac. Rev.,
   Brooklyn Navy Yard Part., A.M.T.
Baa3              5.65       10/01/28      5,500
5,644,430
   Brooklyn Navy Yard Part., A.M.T.
Baa3              5.75       10/01/36      4,000
4,125,040
   U.S.T.A. National Tennis Center Proj., F.S.A.
Aaa               6.375      11/15/14      1,000
1,112,960
   Y.M.C.A. Of Greater N.Y. Proj.
Aaa               8.00        8/01/16      1,350
(b)    1,536,475
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr.
Sys. Rev.,
   Ser. B
A2                5.875       6/15/26      2,000
2,124,140
New York City Trans. Fin. Auth. Rev.,
   Future Tax Secd.
Aa3               4.90        8/15/10      1,000
1,010,310
   Future Tax Secd.
Aa3               5.00        8/15/13        500
500,425
   Future Tax Secd.
Aa3               5.00        8/15/17      2,000
1,963,360
   Future Tax Secd.
Aa3               5.00        8/15/27      3,000
2,901,210
New York City Trust, Cultural Res., American
Museum of
   Natl. History, Ser. A, M.B.I.A.
Aaa               5.65        4/01/22      2,500
2,618,475
New York City, Gen. Oblig.,
   Ser. A
Aaa               7.75        3/15/03      3,330
(b)    3,630,166
   Ser. B
Aaa               8.00        6/01/99        950
(b)      999,989
   Ser. B
Baa1              8.00        6/01/99         70
73,504
   Ser. B
Baa1              7.50        2/01/01      4,000
4,355,320

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
New York City, Gen. Oblig., (cont'd.)
   Ser. D
Aaa               8.00%       8/01/03   $  2,220
(b) $  2,530,778
   Ser. D
Baa1              8.00        8/01/03        280
314,686
   Ser. D
Aaa               7.70        2/01/09      2,795
(b)    3,196,614
   Ser. D
Baa1              7.70        2/01/09        245
275,730
   Ser. F
Aaa               8.20       11/15/03      2,515
(b)    2,908,774
   Ser. F
Baa1              8.20       11/15/03        485
552,439
   Ser. G
Baa1              5.75       10/15/12      7,085
7,480,768
   Ser. G
Baa1              5.875      10/15/14      2,500
2,646,550
   Ser. H
Baa1              6.00        8/01/17      2,400
2,565,600
   Ser. I
Baa1              6.10        4/15/10      2,000
2,184,640
   Ser. I
Baa1              6.25        4/15/27      6,000
6,499,620
New York St. Dorm. Auth. Rev.,
   Albany Cnty. Airport
Baa1              5.25        4/01/17      3,760
3,724,017
   City Univ. Refunding Bonds
Baa1              6.00        7/01/14      6,500
7,235,020
   City Univ. Sys. Cons., Ser. D
Baa1              7.00        7/01/09      1,880
2,195,257
   Coll. & Univ. Ed., M.B.I.A., A.M.T.
Aaa             Zero          7/01/04      2,255
1,723,699
   Episcopal Hlth. Svcs., G.N.M.A.
AAA(d)            7.55        8/01/29      3,000
3,208,800
   Long Island Med. Ctr., Ser. A, F.H.A.
Aa2               7.625       8/15/08      2,545
2,602,797
   Long Island Med. Ctr., Ser. A, F.H.A.
Aa2               7.75        8/15/27      4,100
4,192,537
   Mental Hlth. Svcs. Facs. Impvt., Ser. B
Baa1              6.50        8/15/11      3,000
3,517,830
   Mental Hlth. Svcs. Facs. Impvt., Ser. B
Baa1              5.625       2/15/21      2,000
2,058,520
   Spec. Act. Sch. Districts, F.G.I.C.
Aaa               7.00        7/01/13      3,050
3,297,477
   St. Univ. Edl. Facs., Ser. A
A3                5.25        5/15/15      8,600
8,895,926
   Wyckoff Hts. Hosp.
Baa1              5.30        8/15/21      2,500
2,483,350
New York St. Energy Resch. & Dev. Auth. Rev.,
   Brooklyn Union Gas Co., Ser. B, M.B.I.A.,
A.M.T.             Aaa               6.75
2/01/24      2,000 (e)    2,195,760
   Con. Edison Co., Ser. A, A.M.T.
A1                7.50        1/01/26      4,775
5,071,146
New York St. Environ. Facs. Corp., Poll. Ctrl.
Rev.,
   Ser. C
Aaa               5.35        7/15/07      2,000
2,149,460
   Ser. C
Aaa               5.45        7/15/08      3,090
3,329,629
   Ser. C
Aaa               5.55        7/15/09      1,375
1,483,405
   Ser. E
Aaa               6.50        6/15/14        965
(b)    1,055,440
   Ser. E
Aaa               6.50        6/15/14         35
37,951
   St. Wtr. Revolving Fund, Ser. B
Aa2               7.50        3/15/11      1,300
1,369,290
New York St. Hsg. Fin. Agcy. Rev., Ser. A,
   Multifamily Hsg.
Aa2               7.05        8/15/24      1,000
1,069,750
   St. Univ. Constr.
Aaa               8.00        5/01/11      3,600
b)(e)    4,632,516

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
New York St. Local Gov't. Assist. Corp.,
   Ser. C
A3               Zero         4/01/14    $11,882
$  5,366,624
   Ser. E
A3               6.00%        4/01/14      6,135
(e)    6,931,384
New York St. Med. Care Facs. Fin. Agcy. Rev.,
   Mental Hlth. Svcs., Ser. A
Aaa               7.50        8/15/07        505
(b)      562,651
   Mental Hlth. Svcs., Ser. A
Baa1              7.50        8/15/07        310
341,896
   New York Hosp., Ser. A, A.M.B.A.C., F.H.A.
Aaa               6.50        8/15/29      3,000
(b)    3,442,170
New York St. Mtge. Agcy. Rev.,
   Homeowner Mtge., Ser. A, A.M.T.
Aa2               8.05       10/01/21        680
693,974
   Homeowner Mtge., Ser. 55
Aa2               5.95       10/01/17      2,000
2,116,540
   Homeowner Mtge., Ser. 60, A.M.T.
Aa2               6.00       10/01/22      8,000
8,456,800
New York St. Mun. Bond Bank Agcy., Spec. Proj.
Rev., Ser.
   A
A+(d)             6.75        3/15/11      3,000
3,275,520
New York St. Thrwy. Auth.,
   Highway & Bridge Trust Fund, Ser. B, F.G.I.C.
Aaa               6.00        4/01/14      2,220
2,427,037
   Svc. Contract Rev., Local Highway & Bridge
Baa1              6.45        4/01/15      1,000
1,111,170
New York St. Urban Dev. Corp. Rev.,
   Correctional Cap. Facs., A.M.B.A.C.
Aaa             Zero          1/01/08     10,000
6,483,800
   St. Facs.
Baa1              5.75        4/01/11      5,000
5,361,850
   St. Facs.
Baa1              5.75        4/01/12      5,750
6,146,060
   St. Facs.
Baa1              5.60        4/01/15      2,000
2,089,760
   Subordinated Lien Corp.
A                 5.50        7/01/16     10,000
10,285,300
   Subordinated Lien Corp.
A                 5.50        7/01/22      5,000
5,102,400
Port Auth. of New York & New Jersey, Ser. 70,
A.M.T.            A1                7.25
8/01/25      1,000        1,073,900
Port Jervis New York Ind. Dev. Agcy., Mercy
Commnty. Hosp.
   Rev.
Baa1              5.50       11/01/16      1,000
1,008,580
Puerto Rico Commonwealth,
   Gen. Oblig.
Baa1            Zero          7/01/14      2,000
892,240
   Gen. Oblig.
Baa1            Zero          7/01/15      1,250
526,300
   Gen. Oblig., A.M.B.A.C.
Aaa               7.00        7/01/10      6,500
(e)    8,018,790
   Hwy. & Trans. Auth. Rev., Ser. W, M.B.I.A.
Aaa               5.50        7/01/13     11,000
(e)   11,941,050
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa               7.00        7/01/10      1,250
1,542,076
Puerto Rico Ind. Tourist Educ. Med. & Envr. Ctrl.
Facs.
   Fin. Auth., Hosp. Rev.
Aaa               5.50        7/01/26      2,500
2,587,325
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Gov't.
Facs.,
   Ser. A, A.M.B.A.C.
Aaa               6.25        7/01/15      2,050
2,394,441
Rockland Cnty. Solid Waste Mgmt. Auth., Ser. B,
   A.M.B.A.C., A.M.T.
Aaa               5.625      12/15/14      1,585
1,674,901
Syracuse Ind. Dev. Agcy., Crouse Hlth. Hosp. Inc.
Proj.,
   Ser. A
BBB(d)            5.25        1/01/16      1,500
1,485,840
Triborough Bridge & Tunl. Auth. Rev., Ser. A,
M.B.I.A.          Aaa               6.00
1/01/10      2,000        2,259,220

------------
Total long-term investments (cost $250,596,776)
274,305,546

------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW YORK
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
SHORT-TERM INVESTMENTS--1.2%
New York St. Dorm. Auth. Rev., Cornell Univ., Ser.
90B,
   F.R.D.D.
VMIG1             3.65%       3/02/98   $  2,000
$  2,000,000
New York St. Energy. Resch. & Dev. Auth., Niagara
Mohawk
   Pwr. Corp., Ser. 85A, F.R.D.D.
A1+(d)            3.90        3/02/98      1,300
1,300,000

------------
Total short-term investments (cost $3,300,000)
3,300,000

------------
Total Investments--98.9%
(cost $253,896,776; Note 4)
277,605,546
Other assets in excess of liabilities--1.1%
3,092,660

------------
Net Assets--100%
$280,698,206

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note
(c).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage
Association.
    M.B.I.A.--Municipal Bond Insurance
Association.
(b) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
(c) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(d) Standard & Poor's Rating.
(e) Pledged as collateral for financial futures
contracts.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                               NEW YORK
SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$253,896,776).....................................
 ...........................        $ 277,605,546
Cash..............................................
 ..................................................
 .....               73,873
Interest
receivable........................................
 ..............................................
3,341,096
Receivable for Series shares
sold..............................................
 ..........................              194,153
Due from broker - variation
margin............................................
 ...........................               21,094
Other
assets............................................
 .................................................
6,035

-----------------
   Total
assets............................................
 ..............................................
281,241,797

-----------------
Liabilities
Payable for Series shares
reacquired........................................
 .............................              157,461
Dividends
payable...........................................
 .............................................
121,458
Management fee
payable...........................................
 ........................................
108,358
Accrued
expenses..........................................
 ...............................................
97,609
Distribution fee
payable...........................................
 ......................................
54,927
Deferred trustee's
fees..............................................
 ....................................
3,778

-----------------
   Total
liabilities.......................................
 ..............................................
543,591

-----------------
Net
Assets............................................
 ..................................................
 .        $ 280,698,206

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ..................        $     230,053
   Paid-in capital in excess of
par...............................................
 .......................          255,601,499

-----------------

255,831,552
   Accumulated net realized gain on
investments.......................................
 ...................            1,168,822
   Net unrealized appreciation on
investments.......................................
 .....................           23,697,832

-----------------
Net assets, February 28,
1998..............................................
 ..............................        $
280,698,206

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($173,045,651 / 14,183,837 shares of
beneficial interest issued and
outstanding)...................
$12.20
   Maximum sales charge (3% of offering
price)............................................
 ...............                  .38

-----------------
   Maximum offering price to
public............................................
 ..........................               $12.58

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($106,570,397 / 8,732,751 shares of
beneficial interest issued and
outstanding)....................
$12.20

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($925,716 / 75,856 shares of beneficial
interest issued and
outstanding)...........................
$12.20

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($156,442 / 12,814 shares of beneficial
interest issued and
outstanding)...........................
$12.21

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................      $
8,084,287
                                              ----
-------------
Expenses
   Management fee..........................
704,225
   Distribution fee--Class A...............
86,532
   Distribution fee--Class B...............
269,292
   Distribution fee--Class C...............
3,166
   Transfer agent's fees and expenses......
83,000
   Custodian's fees and expenses...........
46,500
   Reports to shareholders.................
40,000
   Registration fees.......................
20,000
   Legal fees and expenses.................
5,000
   Audit fees and expenses.................
5,000
   Trustees' fees and expenses.............
2,000
   Miscellaneous...........................
5,553
                                              ----
-------------
      Total expenses.......................
1,270,268
   Less: Custodian fee credit..............
(4,357)
                                              ----
-------------
      Net expenses.........................
1,265,911
                                              ----
-------------
Net investment income......................
6,818,376
                                              ----
-------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions.................
1,787,235
   Financial futures transactions..........
(331,799)
                                              ----
-------------

1,455,436
                                              ----
-------------
Net change in unrealized appreciation on:
   Investments.............................
5,977,704
   Financial futures contracts.............
(10,938)
                                              ----
-------------

5,966,766
                                              ----
-------------
Net gain on investments....................
7,422,202
                                              ----
-------------
Net Increase in Net Assets Resulting from
Operations.................................
$14,240,578
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)               February 28,
August 31,
in Net Assets                         1998
1997
Operations
   Net investment income......    $   6,818,376
$ 14,824,301
   Net realized gain on
      investment
      transactions............        1,455,436
1,136,405
   Net change in unrealized
      appreciation of
      investments.............        5,966,766
9,791,072
                                -----------------
------------
   Net increase in net assets
      resulting from
      operations..............       14,240,578
25,751,778
                                -----------------
------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A.................       (4,323,106)
(8,959,583)
      Class B.................       (2,475,225)
(5,828,376)
      Class C.................          (18,368)
(35,922)
      Class Z.................           (1,677)
(420)
                                -----------------
------------
                                     (6,818,376)
(14,824,301)
                                -----------------
------------
   Distributions in excess of
      net investment income
      Class A.................          (87,902)
(59,069)
      Class B.................          (53,544)
(42,280)
      Class C.................             (428)
(262)
      Class Z.................              (33)
--
                                -----------------
------------
                                       (141,907)
(101,611)
                                -----------------
------------
   Distributions from net realized gains
      Class A.................         (720,509)
(3,839,493)
      Class B.................         (438,881)
(2,748,185)
      Class C.................           (3,511)
(17,035)
      Class Z.................             (274)
(4)
                                -----------------
------------
                                     (1,163,175)
(6,706,328)
                                -----------------
------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold....................        4,683,459
11,515,705
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........        5,024,921
13,270,052
   Cost of shares
      reacquired..............      (21,064,782)
(47,746,814)
                                -----------------
------------
   Net decrease in net assets
      from
      Series share
      transactions............      (11,356,402)
(22,961,057)
                                -----------------
------------
Total decrease................       (5,239,282)
(18,739,908)
Net Assets
Beginning of period...........      285,937,488
304,677,396
                                -----------------
------------
End of period.................    $ 280,698,206
$285,937,488
                                -----------------
------------
                                -----------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                NEW
YORK SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940 as an open-end investment
company. The Fund was organized as
a Massachusetts business trust on May 18, 1984 and
consists of thirteen series.
The monies of each series are invested in
separate, independently managed
portfolios. The New York Series (the 'Series')
commenced investment operations
in September 1984. The Series is diversified and
its investment objective is to
maximize current income that is exempt from New
York State, New York City and
federal income taxes consistent with the
preservation of capital, and in
conjunction therewith, the Series may invest in
debt securities with the
potential for capital gain. The Series seeks to
achieve the objective by
investing primarily in New York State, municipal
and local government
obligations and obligations of other qualifying
issuers. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic developments in a specific
state, industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Series is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Series each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Series invests in financial futures contracts
in order to hedge its existing
portfolio securities or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
accretes original issue
discount paid on purchases of portfolio securities
as adjustments to interest
income. Expenses are recorded on the accrual basis
which may require the use of
certain estimates by management.
Net investment income (other than distribution
fees), and unrealized and
realized gains or losses are allocated daily to
each class of shares based upon
the relative proportion of net assets of each
class at the beginning of the day.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason, no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
------------------------------
                                       9

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     NEW
YORK SERIES
--------------------------------------------------
------------------------------
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed net
investment income and decrease
accumulated net realized gain by $141,907, due to
the sale of securities
purchased with market discount. Net investment
income, net realized gains and
net assets were not affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers and employees of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund compensates
PSI for distributing and
servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution, (the 'Class A, B and C plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are accrued
daily and payable monthly. No
distribution or service fees are paid to PSI as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $5,700 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months
ended February 28, 1998, it
received approximately $65,400 in contingent
deferred sales charges imposed upon
certain redemptions by Class B shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the Agreement
is $200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Series did not borrow any amounts
pursuant to the Agreement
during the six months ended February 28, 1998. The
Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion
of the credit facility. The
commitment fee is accrued and paid quarterly on a
pro rata basis by the Funds.
The Agreement expired on December 30, 1997 and has
been extended through
December 29, 1988 under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$54,300 for the services of
PMFS. As of February 28, 1998, approximately
$9,000 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the
Series, excluding short-term
investments, for the six months ended February 28,
1998 were $37,502,673 and
$50,407,165, respectively.
The cost basis of investments for federal income
tax purposes at February 28,
1998 was substantially the same as for financial
reporting purposes and
accordingly, net unrealized appreciation on
investments for federal income tax
purposes was $23,708,770 (gross unrealized
appreciation--$23,744,182, gross
unrealized depreciation--$35,412).
During the six months ended February 28, 1998, the
Series entered into
--------------------------------------------------
------------------------------
                                       10

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              NEW YORK
SERIES
--------------------------------------------------
------------------------------
financial futures contracts. Details of open contracts at February 28, 1998 are as follows:

Value at        Value at        Unrealized
  Number of                       Expiration
February 28,       Trade        Appreciation/
  Contracts           Type           Date
1998            Date        (Depreciation)
--------------    ------------    ----------    --
----------     ----------     --------------
Long Positions:
25                U.S. T-Bond     Mar. 1998
$3,019,531      $3,069,531        $(50,000)
75                U.S. T-Bond     June 1998
6,023,437       5,984,375          39,062

-------

$(10,938)

-------

-------

--------------------------------------------------
----------
Note 5. Capital
The Series offers Class A, Class B, Class C and
Class Z shares. Class A shares
are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and the fiscal year ended August 31, 1997 were as follows:

Class A                                Shares
Amount
-----------------------------------  -----------
------------
Six months ended February 28, 1998:
Shares sold........................       43,342
$    526,211
Shares issued in reinvestment of
  dividends and distributions......      266,492
3,228,000
Shares reacquired..................   (1,002,798)
(12,144,687)
                                     -----------
------------
Net decrease in shares outstanding
  before conversion................     (692,964)
(8,390,476)
Shares issued upon conversion from
  Class B..........................      433,005
5,224,433
                                     -----------
------------
Net decrease in shares
  outstanding......................     (259,959)
$ (3,166,043)
                                     -----------
------------
                                     -----------
------------
Year ended August 31, 1997:
Shares sold........................      176,414
$  2,082,840
Shares issued in reinvestment of
  dividends and distributions......      679,483
8,017,121
Shares reacquired..................   (2,306,824)
(27,255,272)
                                     -----------
------------
Net decrease in shares outstanding
  before conversion................   (1,450,927)
(17,155,311)
Shares issued upon conversion from
  Class B..........................    1,615,708
19,137,484
                                     -----------
------------
Net increase in shares
  outstanding......................      164,781
$  1,982,173
                                     -----------
------------
                                     -----------
------------
Class B                                Shares
Amount
-----------------------------------  -----------
------------
Six months ended February 28, 1998:
Shares sold........................      317,889
$  3,858,970
Shares issued in reinvestment of
  dividends and distributions......      146,462
1,774,788
Shares reacquired..................     (730,773)
(8,855,208)
                                     -----------
------------
Net decrease in shares outstanding
  before conversion................     (266,422)
(3,221,450)
Shares reacquired upon conversion
  into
  Class A..........................     (432,854)
(5,224,433)
                                     -----------
------------
Net decrease in shares
  outstanding......................     (699,276)
$ (8,445,883)
                                     -----------
------------
                                     -----------
------------
Year ended August 31, 1997:
Shares sold........................      773,889
$  9,162,180
Shares issued in reinvestment of
  dividends and distributions......      441,202
5,205,278
Shares reacquired..................   (1,701,083)
(20,093,682)
                                     -----------
------------
Net decrease in shares outstanding
  before conversion................     (485,992)
(5,726,224)
Shares reacquired upon conversion
  into
  Class A..........................   (1,615,362)
(19,137,484)
                                     -----------
------------
Net decrease in shares
  outstanding......................   (2,101,354)
$(24,863,708)
                                     -----------
------------
                                     -----------
------------
Class C
-----------------------------------
Six months ended February 28, 1998:
Shares sold........................       13,628
$    165,435
Shares issued in reinvestment of
  dividends and distributions......        1,671
20,252
Shares reacquired..................       (4,736)
(57,745)
                                     -----------
------------
Net increase in shares
  outstanding......................       10,563
$    127,942
                                     -----------
------------
                                     -----------
------------
Year ended August 31, 1997:
Shares sold........................       20,539
$    243,216
Shares issued in reinvestment of
  dividends and distributions......        4,006
47,258
Shares reacquired..................      (33,707)
(397,860)
                                     -----------
------------
Net decrease in shares
  outstanding......................       (9,162)
$   (107,386)
                                     -----------
------------
                                     -----------
------------
Class Z
-----------------------------------
Six months ended February 28, 1998:
Shares sold........................       10,894
$    132,843
Shares issued in reinvestment of
  dividends and distributions......          155
1,881
Shares reacquired..................         (590)
(7,142)
                                     -----------
------------
Net increase in shares
  outstanding......................       10,459
$    127,582
                                     -----------
------------
                                     -----------
------------
December 6, 1996 (a) through
  August 31, 1997:
Shares sold........................        2,322
$     27,469
Shares issued in reinvestment of
  dividends and distributions......           33
395
                                     -----------
------------
Net increase in shares
  outstanding......................        2,355
$     27,864
                                     -----------
------------
                                     -----------
------------

---------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------

                                        PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)        NEW YORK
SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
-------------

Six Months

Ended                     Year Ended August 31,

February 28,     ---------------------------------
-------------

1998           1997         1996         1995
1994

------------     --------     --------     -------
-     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................      $  11.94       $
11.77     $  11.91     $  11.71     $ 12.54

------------     --------     --------     -------
-     -------
Income from investment operations
Net investment
income..................................
 .30            .61(a)       .63(a)       .66(a)
 .67
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..           .32            .43         (.09)
 .20        (.83)

------------     --------     --------     -------
-     -------
   Total from investment
operations....................           .62
1.04          .54          .86        (.16)

------------     --------     --------     -------
-     -------
Less distributions
Dividends from net investment
income...................          (.30)
(.61)        (.63)        (.66)       (.67)
Distributions in excess of net investment
income.......          (.01)            --(c)
--           --          --
Distributions from net realized
gains..................          (.05)
(.26)        (.05)       --          --

------------     --------     --------     -------
-     -------
   Total
distributions.................................
(.36)          (.87)        (.68)        (.66)
(.67)

------------     --------     --------     -------
-     -------
Net asset value, end of
period.........................      $  12.20
$  11.94     $  11.77     $  11.91     $ 11.71

------------     --------     --------     -------
-     -------

------------     --------     --------     -------
-     -------
TOTAL
RETURN(b):.......................................
5.26%          9.19%        4.53%        7.70%
(1.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................      $173,046
$172,471     $168,037     $163,025     $13,661
Average net assets
(000)...............................      $174,499
$173,963     $168,291     $ 95,024     $13,454
Ratios to average net assets:
   Expenses, including distribution
fees...............           .75%(d)
 .68%(a)      .68%(a)      .69%(a)     .74%
   Expenses, excluding distribution
fees...............           .65%(d)
 .58%(a)      .58%(a)      .59%(a)     .64%
   Net investment
income...............................
5.00%(d)       5.15%(a)     5.24%(a)     5.65%(a)
5.46%
For Class A, B, C and Z shares:
   Portfolio turnover
rate.............................            14%
43%          92%          57%         49%

1993

-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................  $ 11.75

-------
Income from investment operations
Net investment
income..................................      .70
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..      .79

-------
   Total from investment
operations....................     1.49

-------
Less distributions
Dividends from net investment
income...................     (.70)
Distributions in excess of net investment
income.......    --
Distributions from net realized
gains..................    --

-------
   Total
distributions.................................
(.70)

-------
Net asset value, end of
period.........................  $ 12.54

-------

-------
TOTAL
RETURN(b):.......................................
13.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................  $11,821
Average net assets
(000)...............................  $ 8,755
Ratios to average net assets:
   Expenses, including distribution
fees...............      .74%
   Expenses, excluding distribution
fees...............      .64%
   Net investment
income...............................     5.78%
For Class A, B, C and Z shares:
   Portfolio turnover
rate.............................       44%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            NEW
YORK SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
--------------

Six Months

Ended                      Year Ended August 31,

February 28,     ---------------------------------
--------------

1998           1997         1996         1995
1994

------------     --------     --------     -------
-     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................      $  11.94       $
11.77     $  11.91     $  11.71     $  12.54

------------     --------     --------     -------
-     --------
Income from investment operations
Net investment
income..................................
 .28            .56(a)       .58(a)       .61(a)
 .62
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..           .32            .43         (.09)
 .20         (.83)

------------     --------     --------     -------
-     --------
   Total from investment
operations....................           .60
 .99          .49          .81         (.21)

------------     --------     --------     -------
-     --------
Less distributions
Dividends from net investment
income...................          (.28)
(.56)        (.58)        (.61)        (.62)
Distributions in excess of net investment
income.......          (.01)            --(c)
--           --           --
Distributions from net realized
gains..................          (.05)
(.26)        (.05)       --           --

------------     --------     --------     -------
-     --------
   Total
distributions.................................
(.34)          (.82)        (.63)        (.61)
(.62)

------------     --------     --------     -------
-     --------
Net asset value, end of
period.........................      $  12.20
$  11.94     $  11.77     $  11.91     $  11.71

------------     --------     --------     -------
-     --------

------------     --------     --------     -------
-     --------
TOTAL
RETURN(b):.......................................
5.04%          8.76%        4.12%        7.27%
(1.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................      $106,570
$112,658     $135,764     $163,013     $331,982
Average net assets
(000)...............................      $108,610
$122,744     $152,656     $230,033     $350,564
Ratios to average net assets:
   Expenses, including distribution
fees...............          1.15%(d)
1.08%(a)     1.08%(a)     1.11%(a)     1.14%
   Expenses, excluding distribution
fees...............           .65%(d)
 .58%(a)      .58%(a)      .61%(a)      .64%
   Net investment
income...............................
4.60%(d)       4.75%(a)     4.84%(a)     5.30%(a)
5.06%

1993

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................  $  11.75

--------
Income from investment operations
Net investment
income..................................       .65
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..       .79

--------
   Total from investment
operations....................      1.44

--------
Less distributions
Dividends from net investment
income...................      (.65)
Distributions in excess of net investment
income.......     --
Distributions from net realized
gains..................     --

--------
   Total
distributions.................................
(.65)

--------
Net asset value, end of
period.........................  $  12.54

--------

--------
TOTAL
RETURN(b):.......................................
12.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................  $358,607
Average net assets
(000)...............................  $330,823
Ratios to average net assets:
   Expenses, including distribution
fees...............      1.14%
   Expenses, excluding distribution
fees...............       .64%
   Net investment
income...............................      5.38%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            NEW
YORK SERIES
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
------------------

August 1,

Six Months
1994(e)

Ended                Year Ended August 31,
Through

February 28,     ---------------------------------
---     August 31,

1998          1997         1996           1995
1994

------       ------        -----          -----
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................      $  11.94
$11.77       $11.91         $11.71         $11.74

------       ------        -----          -----
-----
Income from investment operations
Net investment
income..................................
 .26          .53(a)       .55(a)         .58(a)
 .04
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..           .32          .43         (.09)
 .20           (.03)

------       ------        -----          -----
-----
   Total from investment
operations....................           .58
 .96          .46            .78            .01

------       ------        -----          -----
-----
Less distributions
Dividends from net investment
income...................          (.26)
(.53)        (.55)          (.58)          (.04)
Distributions in excess of net investment
income.......          (.01)          --(c)     --
--             --
Distributions from net realized
gains..................          (.05)
(.26)        (.05)         --             --

------       ------        -----          -----
-----
   Total
distributions.................................
(.32)        (.79)        (.60)          (.58)
(.04)

------       ------        -----          -----
-----
Net asset value, end of
period.........................      $  12.20
$11.94       $11.77         $11.91         $11.71

------       ------        -----          -----
-----

------       ------        -----          -----
-----
TOTAL
RETURN(b):.......................................
4.91%        8.49%        3.86%          7.01%
0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................      $    926
$  780       $  876         $  529         $  142
Average net assets
(000)...............................      $    851
$  798       $  659         $  325         $   42
Ratios to average net assets:
   Expenses, including distribution
fees...............          1.40%(d)     1.33%(a)
1.33%(a)       1.36%(a)       1.62%(d)
   Expenses, excluding distribution
fees...............           .65%(d)      .58%(a)
 .58%(a)        .61%(a)        .87%(d)
   Net investment
income...............................
4.35%(d)     4.50%(a)     4.59%(a)       5.05%(a)
5.17%(d)

Class Z

-----------------------------

December 6,

Six Months        1996(f)

Ended           Through

February 28,      August 31,

1998             1997

------       ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................    $  11.95         $
12.09

------       ------------
Income from investment operations
Net investment
income..................................
 .31              .46(a)
Net realized and unrealized gain (loss) on
investment

transactions......................................
 ..         .32              .12

------       ------------
   Total from investment
operations....................         .63
 .58

------       ------------
Less distributions
Dividends from net investment
income...................        (.31)
(.46)
Distributions in excess of net investment
income.......        (.01)              --(c)
Distributions from net realized
gains..................        (.05)
(.26)

------       ------------
   Total
distributions.................................
(.37)            (.72)

------       ------------
Net asset value, end of
period.........................    $  12.21
$  11.95

------       ------------

------       ------------
TOTAL
RETURN(b):.......................................
5.31%            5.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................    $    156
$     28
Average net assets
(000)...............................    $     65
$     11
Ratios to average net assets:
   Expenses, including distribution
fees...............         .65%(d)          .58%(
   Expenses, excluding distribution
fees...............         .65%(d)          .58%(
   Net investment
income...............................
5.23%(d)         5.25%(

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
(f) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk
Worth It?

Your financial advisor or registered
representative can help
you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd
like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment.
While
leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument
(or mutual fund) can be bought or sold (converted into
cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most
often used
to describe the difference   between prices bid
and asked
for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S.
market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the
Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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